                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 0001011996

Registrant: STAAR Investment Trust

604 McKnight Park Dr., Pittsburgh, PA 15237

Name and address of agent for service: Thomas Sweeney, P.O. Box 82637, Pittsburgh, PA 15218

Registrant's telephone number, including area code: 412-367-9076

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 - March 31, 2008

D. INCORPORATION BY REFERENCE.

A registrant may incorporate by reference information required by the Form. All incorporation by reference must comply with the requirements of this Form and the following rules on incorporation by reference: Rule 10(d) of Regulation S-K under the Securities Act of 1933 (17 CFR 229.10(d)) (general rules on incorporation by reference, which, among other things, prohibit, unless specifically required by this Form, incorporating by reference a document that includes incorporation by reference to another document, and limits incorporation to documents filed within the last 5 years, with certain exceptions); Rule 303 of Regulation S-T (17 CFR 232.303) (specific requirements for electronically filed documents); Rules 12b-23 and 12b-32 under the Exchange Act (17 CFR 240.12b-23 and 12b-32) (additional rules on incorporation by reference for reports filed pursuant to Sections 13 and 15(d) of the Exchange
Act); and Rules 0-4, 8b-23, and 8b-32 under the Act (17 CFR 270.0-4, 270.8b-23, and 270.8b-32) (additional rules on incorporation by reference for investment companies).

ITEM 1. SCHEDULE OF INVESTMENTS

                                   AltCat Fund
                       Portfolio Valuation* as of 3/31/08

                                                                                                                         UNREALIZED
                   POSITION                             SHARES   UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                   --------                            -------   ---------   ------   ---------   ---------   -------   -----------
   Northside Bank 12b-1 Cash                             2,136       1.00      1.00       2,136       2,136      0.1%           0
   Prime Obligations Federated Fund - Inst.            574,414       1.00      1.00     574,414     574,414     17.4%           0
   Federal Income Tax Withholding Account                   27       1.00      1.00          27          27      0.0%           0
   Savings Fidelity Escrow Account                         800       1.00      1.00         800         800      0.0%           0
                                                       -------     ------    ------   ---------   ---------     ----
CASH & EQUIVALENTS                                     577,377       1.00      1.00     577,377     577,377     17.5%           0
US LARGER COMPANIES STOCKS
   iShares S&P 500/Barra Value Index Fund                1,000      26.10     69.24      26,098      69,240      2.1%      43,142
   iShares S&P U.S. Prederred Stock Indx                   600      45.86     42.53      27,516      25,518      0.8%      (1,998)
   Muhlenkamp Fund                                       2,767      48.77     58.33     134,942     161,380      4.9%      26,437
   Neuberger & Berman Focus Adv                          8,541      16.00     12.83     136,612     109,577      3.3%     (27,035)
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                                       325,168     365,715     11.1%      40,546
US SMALLER COMPANIES STOCKS
   HealthShares Cancer                                     500      33.23     28.48      16,615      14,240      0.4%      (2,375)
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                                        16,615      14,240      0.4%      (2,375)
GLOBAL DIVERSIFIED STOCKS
   AF SmallCap World Fd F                                5,958      26.45     35.93     157,589     214,070      6.5%      56,481
   Market Vectors-Nuclear Energy ETF                       500      32.15     29.81      16,073      14,905      0.5%      (1,168)
   Franklin Mutual Series Discovery Fund A              10,534      21.02     29.68     221,460     312,649      9.5%      91,189
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                             95.42     395,123     541,625     16.4%     147,670
INTENATIONAL DIVERSIFIED STOCKS
   iShares MSCI EAFE Value Index                           900      70.34     65.54      63,310      58,986      1.8%      (4,324)
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                                        63,310      58,986      1.8%      (4,324)
ALTERNATIVE CATEGORIES -- SECTORS, COUNTRIES, HEDGES
   Eaton Vance Greater India A                             732      25.52     24.94      18,671      18,244      0.6%        (427)
   Franklin Natural Resources Fund A                    10,137      19.88     41.29     201,537     418,569     12.7%     217,032
   iShares DJ US Basic Materials Sector Index              300      49.29     74.22      14,788      22,266      0.7%       7,478
   iShares DJ US Healthcare Sector Index                   600      57.61     62.62      34,566      37,572      1.1%       3,006
   iShares DJ US Medical Devices Index Fund              1,000      52.52     56.80      52,516      56,800      1.7%       4,284
   iShares MSCI Australia Index                          1,500      16.48     25.76      24,716      38,640      1.2%      13,924
   iShares Latin America 40 Indx                            50     245.08    252.50      12,254      12,625      0.4%         371
   iShares MSCI Japan Index                              2,000      12.22     12.37      24,442      24,740      0.7%         298
   iShares MSCI Malaysia Index Fund                      1,000      10.39     11.85      10,389      11,850      0.4%       1,462
   Ivy Pacific Opportunities Fund A                      7,890      10.70     17.61      84,408     138,936      4.2%      54,527
   John Hancock Tech Leaders A                           2,538       8.79      9.24      22,306      23,454      0.7%       1,148
   Live Oak Health Sciences                             13,621      11.01     11.03     150,000     150,239      4.5%         239
   Matthews Asian Growth and Income                      4,921      16.26     18.94      80,024      93,208      2.8%      13,184
   PowerShares Cleantech Portfolio                         600      34.45     30.76      20,672      18,456      0.6%      (2,216)
   PowerShares DB Commodity Indx Tracking                1,300      31.44     35.77      40,869      46,501      1.4%       5,632
   PowerShares DB Precioua Metals                        1,000      32.76     33.99      32,758      33,990      1.0%       1,232
   Vanguard Energy                                       4,122      34.08     75.81     140,465     312,483      9.5%     172,018
   Vanguard Health Care                                  1,159     115.16    123.34     133,472     142,950      4.3%       9,478
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                                     1,098,853   1,601,523     48.5%     502,670
INTERMEDIATE BONDS
   Pimco Corp. Opportunity                              10,000      14.57     14.31     145,714     143,100      4.3%      (2,614)
                                                       -------     ------    ------   ---------   ---------     ----      -------
         SUBTOTAL                                                                       145,714     143,100      4.3%      (2,614)
                                                                                      =========   =========    =====      =======
      TOTALS                                                                          2,622,160   3,302,566    100.0%     681,574

*    Does not include accrued income or expenses.

                                General Bond Fund
                       Portfolio Valuation* as of 3/31/08

                                                   SHARES OR
                                                   PRINCIPAL                                                             UNREALIZED
                    POSITION                         AMOUNT    UNIT COST     PRICE       COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   ---------   --------   ---------   ---------   -------   -----------
   Northside Bank 12b-1 Cash                           1,776        1.00       1.00       1,776       1,776      0.0%           0
   Prime Obligations Federated Fund - Inst.        1,352,170        1.00       1.00   1,352,170   1,352,170     29.5%           0
   Federal Income Tax Withholding Account              1,102        1.00       1.00       1,102       1,102      0.0%           0
   Savings Fidelity Escrow Account                       500        1.00       1.00         500         500      0.0%           0
                                                   ---------    --------   --------   ---------   ---------     ----      -------
CASH & EQUIVALENTS                                 1,355,549        1.00       1.00   1,355,549   1,355,549     29.6%           0
GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07             200,000      100.00     100.09     200,008     200,188      4.4%         180
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07             50,000      101.09     100.16      50,544      50,078      1.1%        (466)
   Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07             50,000       95.66     100.56      47,828      50,282      1.1%       2,454
   Fed Nat'l Mtg Assoc 4.25 5/13/10 c'07              25,000       97.96     100.25      24,491      25,063      0.5%         572
   Fed Nat'l Mtg Assoc 4.375 6/21/10 c'07             43,000       98.00     104.31      42,140      44,855      1.0%       2,714
   Fed Nat'l Mtg Assoc 3.55 06/17/10 c'07             25,000       95.81     100.03      23,954      25,008      0.5%       1,054
   Fedl Farm Cr Bank 5.35 due 12/11/08               100,000       99.69     102.08      99,687     102,079      2.2%       2,392
   Fedl Home Ln Bank Bond 5.355 1/05/09               50,000       99.10     102.31      49,551      51,157      1.1%       1,606
   Fedl Home Ln Bank Bond 5.785 4/14/08               50,000      100.41     100.13      50,207      50,063      1.1%        (144)
   Fedl Home Ln Bank Bond 3.35 4/29/08 c'07          235,000      100.00     100.06     235,000     235,148      5.1%         148
   Fedl Home Ln Mtg Corp Deb 3.0 12/15/09             30,000       96.50     100.01      28,950      30,003      0.7%       1,053
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08          130,000       99.66     101.56     129,559     132,032      2.9%       2,473
   Fedl Home Ln Mtg Corp Deb 4.35 06/02/08            50,000       99.86     100.32      49,928      50,161      1.1%         233
   Fedl Home Ln Mtg Corp Deb 4.375 11/09/11 c'07     100,000       96.20     105.20      96,199     105,196      2.3%       8,997
   Fed Nat'l Mtg Assoc 4.5 5/28/15                   300,000       99.94     100.28     299,825     300,843      6.6%       1,018
   Fed Farm Cr Bank 3.1 2/25/11                      200,000      100.36     100.59     200,720     201,188      4.4%         468
   Fedl Home Ln Bank Bond 3.35 4/29/08 c'07          100,000      100.58     100.31     100,579     100,313      2.2%        (266)
                                                   ---------    --------   --------   ---------   ---------     ----      -------
         Subtotal                                                                     1,729,170   1,753,654     38.3%      24,484
CORPORATE OBLIGATIONS
   CP&L Energy 5.95 3/01/09                           50,000       99.39     102.20      49,695      51,098      1.1%       1,403
   Heinz 6.428 12/01/08                              100,000      100.44     101.69     100,440     101,692      2.2%       1,252
   DaimlerChrysler 4.05 06/04/08                     150,000       99.76     100.04     149,646     150,056      3.3%         409
   Merrill Lynch 6.05 5/16/16                        100,000      100.78      94.89     100,781      94,892      2.1%      (5,889)
   Morgan Stanley 4.75 4/1/14                        100,000       96.98      92.83      96,983      92,828      2.0%      (4,155)
   Capital One 5.7 9/15/11                           150,000       96.29      94.33     144,432     141,492      3.1%      (2,940)
   Target Corp. 5.125 1/15/13                        100,000      105.09     102.58     105,093     102,584      2.2%      (2,509)
   Gerneal Electric 5.0 2/1/13                       100,000      105.14     103.58     105,144     103,582      2.3%      (1,562)
   United Health Group 4.75 2/10/14                  200,000       98.93      95.09     197,853     190,172      4.2%      (7,681)
   CIT Group Inc. 4.4 1/30/016                       100,000       88.35      79.13      88,351      79,132      1.7%      (9,219)
                                                   ---------    --------   --------   ---------   ---------     ----      -------
         Subtotal                                                                     1,138,419   1,107,528     24.2%     (30,891)
INTERMEDIATE BONDS
   BlackRock Broad Inv Grd. 2009                      11,000    1,444.18   1,345.00     158,860     147,950      3.2%     (10,910)
   Pimco Corp. Opportunity                            15,000    1,467.39   1,431.00     220,109     214,650      4.7%      (5,459)
                                                   ---------    --------   --------   ---------   ---------     ----      -------
         Subtotal                                                                       378,969     362,600      7.9%     (16,369)
      TOTALS                                                                          4,602,106   4,579,330      100%     (22,776)

*    Does not include accrued income or expenses.

                               International Fund
                       Portfolio Valuation* as of 12/31/07

                                                                                                                     UNREALIZED
                    POSITION                       SHARES   UNIT COST    PRICE      COST        VALUE     PERCENT   GAIN/(LOSS)
                    --------                      -------   ---------   ------   ---------   ----------   -------   -----------
   Northside Bank 12b-1 Cash                        1,309       1.00      1.00       1,309     1,308.53     0.0%             0
   Prime Obligations Federated Fund - Inst.       644,426       1.00      1.00     644,426   644,425.63    15.7%             0
   Federal Income Tax Withholding Account              50       1.00      1.00          50        49.61     0.0%             0
   Savings Fidelity Escrow Account                  1,100       1.00      1.00       1,100     1,100.00     0.0%             0
                                                  -------     ------    ------   ---------   ----------    ----
CASH & EQUIVALENTS                                646,884       1.00      1.00     646,884      646,884    15.8%             0
INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund F                           13,179      34.45     46.62     453,982      614,403    15.0%       160,421
   CS International Focus Fund                     18,182      12.70     17.34     230,904      315,268     7.7%        84,365
   Eaton Vance Grtr India A                         1,748      28.14     24.94      49,174       43,587     1.1%        (5,586)
   Harbor International                             9,921      36.62     66.44     363,312      659,123    16.1%       295,811
   iShares MSCI Australia Index Fd                  2,000      17.53     25.76      35,053       51,520     1.3%        16,467
   iShares S&P Latin America 40 Indx                   50     244.60    252.50      12,230       12,625     0.3%           395
   iShares MSCI EAFE Value Index Fd                   500      65.79     65.54      32,896       32,770     0.8%          (126)
   iShares MSCI Japan Index Fd                      4,000      12.75     12.37      50,983       49,480     1.2%        (1,503)
   iShares MSCI Malaysia Index Fd                   1,500       9.30     11.85      13,946       17,775     0.4%         3,829
   Marsico Int'l Opportunities                     15,684      10.17     15.93     159,508      249,844     6.1%        90,337
   Putnam International Capital Opportunities A    14,915      20.91     35.86     311,823      534,867    13.0%       223,044
   Templeton Foreign Fund A                        38,027      10.98     10.98     417,539      417,539    10.2%            --
                                                  -------     ------    ------   ---------   ----------    ----      ---------
         SUBTOTAL                                                                2,131,349    2,998,802    73.1%       867,452
DEVELOPING MARKETS MUTUAL FUNDS
   Templeton Developing Markets Trust A            17,720      15.57     25.85     275,922      458,063    11.2%       182,141
                                                  -------     ------    ------   ---------   ----------    ----      ---------
         SUBTOTAL                                                                  275,922      458,063    11.2%       182,141
                                                                                 =========   ==========    ====      =========
      TOTALS                                                                     3,054,155    4,103,748     100%     1,049,594

*    Does not include accrued income or expenses.

                            Larger Company Stock Fund
                       Portfolio Valuation* as of 3/31/08

                                                                                                                 UNREALIZED
                 POSITION                      SHARES    UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                 --------                     --------   ---------   ------   ---------   ---------   -------   -----------
   Northside Bank 12b-1 Cash                     2,033       1.00      1.00       2,033       2,033     0.1%            0
   Prime Obligations Federated Fund - Inst.    505,747       1.00      1.00     505,747     505,747    13.1%            0
   Federal Income Tax Withholding Account           74       1.00      1.00          74          74     0.0%            0
   Savings Fidelity Escrow Account               1,100       1.00      1.00       1,100       1,100     0.0%            0
                                               -------     ------    ------   ---------   ---------    ----
CASH & EQUIVALENTS                             508,955       1.00      1.00     508,955     508,955    13.2%            0
LARGER CO. HEDGE
   ProShares Short S&P500                          300      68.88     66.95      20,664      20,085     0.5%         (579)
                                               -------     ------    ------   ---------   ---------    ----       -------
         SUBTOTAL                                                                20,664      20,085     0.5%         (579)
U.S. LARGER CO. STOCKS
   Brandywine Blue                               8,350      36.41     30.98     304,028     258,696     6.7%      (45,332)
   Dodge & Cox Stock Fund                        3,179     118.29    117.10     376,066     372,293     9.6%       (3,773)
   Franklin Rising Dividends A                  12,225      24.54     32.25     300,000     394,254    10.2%       94,254
   Fundamental Investors Fund F                 13,225      30.53     38.74     403,804     512,319    13.3%      108,515
   iShares GS Natural Resources Indx               100     136.37    127.72      13,637      12,772     0.3%         (865)
   iShares S&P Global Enerty                       100     142.69    129.54      14,269      12,954     0.3%       (1,315)
   Calamos Growth A                              3,918      46.72     50.39     183,056     197,450     5.1%       14,394
   Bunge Ltd                                       100     124.81     86.88      12,481       8,688     0.2%       (3,793)
   Mairs & Power Growth Fund                     5,992      17.29     71.42     103,623     427,976    11.1%      324,353
   Tocqueville Fund                              4,157      28.27     23.29     117,524      96,813     2.5%      (20,711)
   Frontier Oil Corp.                              200      37.64     27.26       7,528       5,452     0.1%       (2,076)
   Washington Mutual Investors Fund F            9,383      28.33     30.70     265,858     288,058     7.5%       22,200
                                               -------     ------    ------   ---------   ---------    ----       -------
         SUBTOTAL                                                             2,101,875   2,587,725    67.0%      485,850
U.S. LARGER  MID-CAP STOCKS
   Heartland Select Value                       19,206      27.81     24.71     534,206     474,578    12.3%      (59,628)
   iShares DJ US Medical Devices Index Fd          400      59.30     56.80      23,722      22,720     0.6%       (1,002)
   Navellier MidCap Growth                       7,180      26.46     28.60     190,000     205,344     5.3%       15,344
                                               -------     ------    ------   ---------   ---------    ----       -------
         SUBTOTAL                                                               747,928     702,643    18.2%      (45,285)
U.S. SMALLER CO.STOCKS
   Medtronic Ind                                   200      48.02     48.37       9,604       9,674     0.3%           70
                                               -------     ------    ------   ---------   ---------    ----       -------
         SUBTOTAL                                                                 9,604       9,674     0.3%           70
ALTERNATIVE CATEGORIES
   Pengrowth Energy Trust                          700      17.68     19.10      12,373      13,370     0.3%          997
   Prudhoe Bay Royality Trust                      200      80.36     93.37      16,072      18,674     0.5%        2,602
                                               -------     ------    ------   ---------   ---------    ----       -------
         SUBTOTAL                                                                28,445      32,044     0.8%        3,599
                                                                              =========   =========    ====       =======
      TOTALS                                                                  3,417,471   3,861,126     100%      443,655

*    Does not include accrued income or expenses.

                              Short-Term Bond Fund
                       Portfolio Valuation* as of 3/31/08

                                                 SHARES OR
                                                 PRINCIPAL                                                             UNREALIZED
                   POSITION                        AMOUNT    UNIT COST     PRICE       COST       VALUE     PERCENT   GAIN/(LOSS)
                   --------                      ---------   ---------   --------   ---------   ---------   -------   -----------
   Northside Bank 12b-1 Cash                        1,413         1.00       1.00       1,413       1,413     0.1%           0
   Prime Obligations Federated Fund - Inst.       614,696         1.00       1.00     614,696     614,696    41.9%           0
   Federal Income Tax Withholding Account           1,425         1.00       1.00       1,425       1,425     0.1%           0
   Savings Fidelity Escrow Account                    300         1.00       1.00         300         300     0.0%           0
                                                  -------     --------   --------   ---------   ---------    ----
CASH & EQUIVALENTS                                617,834         1.00       1.00     617,834     617,834    42.1%           0
US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
   Fed'l Home Ln Bank 3.0 12/26/08                 15,000        98.84     100.50      14,826      15,075     1.0%         249
   Fed'l Home Ln Bank 4.10 11/12/09                15,000        98.95     102.94      14,843      15,441     1.1%         598
   Fed'l Home Ln Bank 3.66 9/30/10                 15,000        97.26     102.84      14,590      15,427     1.1%         837
   Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07       130,000        99.96     100.15     129,953     130,195     8.9%         242
   Fed'l Nat'l Mtg Assoc 5.25 6/4/09              200,000        99.96     100.53     199,917     201,062    13.7%       1,145
   Fed'l Home Ln Bank 4.0 7/23/10                  25,000       100.08     100.09      25,020      25,024     1.7%           3
   Fed'l Farm Cr Bk 3.1 2/25/11                   100,000       100.36     100.59     100,360     100,594     6.9%         234
   Fed'l Home Ln Bank3.3 3/17/11                  100,000       100.51     100.31     100,506     100,313     6.8%        (193)
                                                  -------     --------   --------   ---------   ---------    ----       ------
         Subtotal                                                                     600,014     603,130    41.1%       3,116
CORPORATE OBLIGATIONS
   Hertz Corp 6.625 5/15/08 NC                     50,000       100.01     100.00      50,005      50,000     3.4%          (5)
   Merrill Lynch 5.77 7/25/11                     100,000       103.51     101.30     103,506     101,295     6.9%      (2,211)
                                                  -------     --------   --------   ---------   ---------    ----       ------
         Subtotal                                                                     153,511     151,295    10.3%      (2,216)
INTERMEDIATE BONDS
   BlackRock Broad Inv Gr. 2009                     7,000     1,482.79   1,345.00     103,795      94,150     6.4%      (9,645)
                                                  -------     --------   --------   ---------   ---------    ----       ------
         Subtotal                                                                     103,795      94,150     6.4%      (9,645)
                                                                                    =========   =========    ====       ======
      TOTALS                                                                        1,475,154   1,466,409     100%      (8,745)

*    Does not include accrued income or expenses.

                           Smaller Company Stock Fund
                       Portfolio Valuation* as of 3/31/08

                                                                                                               UNREALIZED
                   POSITION                    SHARES   UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                   --------                   -------   ---------   -----   ---------   ---------   -------   -----------
   Northside Bank 12b-1 Cash                    2,135      1.00      1.00       2,135       2,135     0.1%            0
   Prime Obligations Federated Fund - Inst.   464,416      1.00      1.00     464,416     464,416    14.0%            0
   Federal Income Tax Withholding Account          61      1.00      1.00          61          61     0.0%            0
   Savings Fidelity Escrow Account              1,200      1.00      1.00       1,200       1,200     0.0%            0
                                              -------     -----     -----   ---------   ---------    ----      --------
CASH & EQUIVALENTS                            467,812      1.00      1.00     467,812     467,812    14.1%            0
SMALLER CO. HEDGE
   ProShares UltraShort Russell2000 Growth        200     92.21     83.34      18,442      16,667     0.5%       (1,775)
                                              -------     -----     -----   ---------   ---------    ----      --------
         SUBTOTAL                                                              18,442      16,667     0.5%       (1,775)
U.S. SMALLER MID-CAP STOCKS
   Columbia Acorn Z Fund                       19,359     20.10     26.69     389,116     516,698    15.6%      127,582
                                              -------     -----     -----   ---------   ---------    ----      --------
         SUBTOTAL                                                             389,116     516,698    15.6%      127,582
U.S. SMALLER CO. STOCKS
   Nationwide SmallCap Fund                    15,058     18.11     13.46     272,656     202,685     6.1%      (69,971)
   Royce Opportunity Fund                      26,017      8.11      9.99     210,991     259,912     7.8%       48,921
   PowerShares WilderHill Clean Energy          1,000     26.23     19.60      26,230      19,600     0.6%       (6,630)
   HealthShares Cancer                            500     33.21     28.48      16,605      14,240     0.4%       (2,365)
   Keeley Sm Cap Value                         10,563     29.06     26.32     306,962     278,008     8.4%      (28,954)
   Cal-Maine Foods, Inc.                          400     31.00     33.38      12,400      13,352     0.4%          952
   Wasatch Small Cap Value                    104,346      4.18      3.26     436,252     340,169    10.3%      (96,083)
                                              -------     -----     -----   ---------   ---------    ----      --------
         SUBTOTAL                                                           1,282,096   1,127,966    34.0%     (154,130)
U.S. MICROCAP STOCKS
   Bjurman & Barry MicroCap Growth              2,859     25.01     12.78      71,505      36,544     1.1%      (34,961)
   Franklin MicroCap Value                     15,723     22.97     32.42     361,217     509,725    15.4%      148,508
   Satuit MicroCap A                            9,244     28.76     21.63     265,880     199,945     6.0%      (65,935)
   Royce MicroCap Inv                          30,328     17.17     14.48     520,721     439,153    13.2%      (81,568)
                                              -------     -----     -----   ---------   ---------    ----      --------
         SUBTOTAL                                                           1,219,324   1,185,367    35.8%      (33,957)
                                                                            =========   =========    ====      ========
      TOTALS                                                                3,376,790   3,314,510     100%      (62,280)

*    Does not include accrued income or expenses.

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer has concluded, based on his evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) At the date of filing this Form N-Q, the registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STAAR Investment Trust


By /s/ J. Andre Weisbrod
   ----------------------------------
   J. Andre Weisbrod
   Chairman of the Board of Trustees

Date May 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Andre Weisbrod
   ----------------------------------
   J. Andre Weisbrod
   Chairman of the Board of Trustees

Date May 28, 2008


By /s/ Kevin Kilgus
   ----------------------------------
   Kevin Kilgus
   Compliance Officer

Date May 28, 2008